Inventories - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021
Statement [line items]
Inventory writedown	$ 2,137	$ 21
Provision of inventories	69
Provision for formulation	1,477
Provision for the inventory in development	339
Provision for the expired raw material	252
Cost of sales
Statement [line items]
Reversal of inventory write down		51
Cost of goods sold
Statement [line items]
Inventory writedown	$ 19,587	$ 18,391